Organization (Details) - shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Common shares, shares issued	100,000,000	100,000,000
EXOR Nederland N.V. Percentage ownership	99.70%	99.70%
Class A shares
Class of Stock [Line Items]
Common shares, shares issued	100,000,000	100,000,000
Class B Shares
Class of Stock [Line Items]
Common shares, shares issued	274,664	281,768	345,644